Financial income, net (Tables)	12 Months Ended
Dec. 31, 2019
Financial expense (income), net
Schedule of other Nonoperating income expense

	Year ended December 31,
	2019	2018	2017

Bank charges and other financial expenses	$323	$400	$209
Exchange rate loss (gain), net	195	(163)	(140)
Interest income	(1,889)	(645)	(562)
	$(1,371)	$(408)	$(493)